Annual Total Returns - Fidelity Money Market Fund [BarChart] - 04.30 Fidelity Hereford Street Trust Money Market Combo Retail Prospectus-09 - Fidelity Money Market Fund - Fidelity Money Market Fund	Jun. 29, 2021
Bar Chart Table:
Annual Return 2011	0.01%
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.36%
Annual Return 2017	0.89%
Annual Return 2018	1.75%
Annual Return 2019	2.01%
Annual Return 2020	0.36%